Document and Entity Information	Aug. 23, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2023
Registrant Name	Fidelity Greenwood Street Trust
Central Index Key	0001898391
Investment Company Type	N-1A
Amendment Flag	false